Net Loss Per Share Attributable to Common Shareholders - Schedule Of Earnings Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Earnings Per Share Basic And Diluted
Net loss	$ (147,761)	$ (16,743)	$ (61,195)	$ (87,589)
Weighted Average Number of Shares Outstanding, Basic	91,747,685	13,613,270	17,476,105	4,213,244
Weighted Average Number of Shares Outstanding, Diluted	91,747,685	13,613,270	17,476,105	4,213,244
Net loss per share attributable to common stockholders, basic			$ (3.5)	$ (20.79)
Net loss per share attributable to common stockholders, diluted			$ (3.5)	$ (20.79)